Related Party Balance and Transactions - Schedule of Transactions with Related Parties (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	¥ 74,130,000			¥ 62,476,000
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		¥ 187,000
Amounts due from related parties	7,309,000			7,009
Amounts due to related parties	13,907,000		$ 2,050	17,203,000
Related Party [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	13,414,000			13,656,000
Related Party [Member] | Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	369,000			495,000
Jiushen [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	0			242,000
Jiushen [Member] | Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	369,000			495,000
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”) [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	10,140,000			10,140,000
Detong [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	3,274,000			3,274,000
Other payables [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	124,000			3,052,000
Other payables [Member] | Shanghai Nuancheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	74,000			73,000
Other payables [Member] | Duo Concierge [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties				35,000
Other payables [Member] | Chongkai [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	0			2,934,000
Other payables [Member] | DeNingbo Meishan Deyan Investment Limited Partnership (“Deyan”) [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties	50,000			10
Accounts receivables [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	942,000			742
Accounts receivables [Member] | Shanghai Nuancheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	240,000			180
Accounts receivables [Member] | Duoduo Robot Group [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	475,000			395
Accounts receivables [Member] | Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	227,000			167
Other receivables [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	6,367,000			6,267
Other receivables [Member] | Shanghai Nuancheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	8,000			8
Other receivables [Member] | Duoduo Robot Group [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	3,720,000			3,720
Other receivables [Member] | Duo Concierge [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties				355,000
Other receivables [Member] | Xi Zeng [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	2,639,000			2,022
Other receivables [Member] | ZX International Ltd. [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	0			¥ 162
Services provided to related parties [Member] | Shanghai Nuancheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Services provided to related parties [Member] | Duoduo Robot Group [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Services provided to related parties [Member] | Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties